ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details Narrative) - USD ($)																																														1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 16, 2025	Jul. 29, 2025	Jun. 09, 2025	Jun. 05, 2025	Jun. 02, 2025	May 13, 2025	May 01, 2025	Apr. 28, 2025	Apr. 11, 2025	Apr. 03, 2025	Mar. 17, 2025	Feb. 14, 2025	Feb. 12, 2025	Feb. 11, 2025	Jan. 30, 2025	Jan. 15, 2025	Jan. 09, 2025	Jan. 06, 2025	Jan. 03, 2025	Dec. 31, 2024	Dec. 19, 2024	Dec. 18, 2024	Oct. 18, 2024	Oct. 16, 2024	Oct. 05, 2024	Oct. 02, 2024	Sep. 26, 2024	Aug. 26, 2024	Jul. 24, 2024	Jul. 09, 2024	Jun. 28, 2024	Jun. 05, 2024	May 24, 2024	May 24, 2024	May 22, 2024	May 21, 2024	May 17, 2024	Apr. 26, 2024	Apr. 24, 2024	Apr. 08, 2024	Apr. 05, 2024	Jan. 18, 2024	Dec. 19, 2023	Dec. 15, 2023	Mar. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Sep. 15, 2025	Mar. 28, 2025	Mar. 26, 2025	Mar. 25, 2025	Mar. 20, 2025	Feb. 10, 2025	Dec. 13, 2024	Apr. 28, 2024	Apr. 18, 2024	Apr. 04, 2024	Mar. 28, 2024	Jan. 22, 2024	Mar. 20, 2023
Shares issued			198,000	100,000									80,000	100,000	140,000
Proceeds from sale of common stock																																																				$ 2,410,356	$ 568,270	$ 1,328,268		$ 6,200,000
Number of shares sold																																	100,000
Stockholders equity reverse stock split																									1-for-15 reverse stock split	the Company announced that the Board of Directors approved a reverse stock split of its common stock at a ratio of 1-to-15. The Reverse Stock Split was completed on October 16, 2024 and resulted in 32,019,354 issued and outstanding shares of common stock being reduced to 2,134,625 shares of common stock.																												1 for 15 reverse stock split		1 for 15 reverse stock split
Value of shares purchased																																	$ 193,190
Warrant exercise price			$ 1.50	$ 1.50		$ 1.50							$ 1.50		$ 1.50																	$ 2.53																															$ 1.50
Value of shares issued			$ 297,000	$ 150,000									$ 120,000	$ 150,000	$ 210,000																																$ 1,324,571	$ 430,785	$ 655,000	$ 388,270	$ 180,000			$ 1,328,023		$ 6,200,000
Purchase price of warrants			$ 297,000
Share price																																																														$ 2.50
Cash payment															$ 306,118
Preferred stock shares authorized	10,000,000																				10,000,000																										10,000,000					10,000,000		10,000,000
Jacob D. Cohen [Member]
Preferred stock voting rights							Series A Super Majority Voting Preferred Stock, giving him 75.2% voting control over Mango & Peaches
Common stock voting rights							51%
MangoRx Mexico [Member]
Equity ownership percentage	98.00%																				98.00%																										98.00%					98.00%		98.00%										98.00%
MangoRx UK Limited [Member]
Equity ownership percentage	100.00%																				100.00%																										100.00%					100.00%		100.00%										100.00%
Mango Rx Texas [Member]
Equity ownership percentage																					100.00%																																	100.00%
MangoRx IP Holdings, LLC [Member]
Equity ownership percentage	100.00%																				100.00%																										100.00%					100.00%		100.00%
Jacob D. Cohen [Member]
Issuance of shares, description																(a) 4,892,906 shares of the common stock of Mango & Peaches (representing 49.0% of Mango & Peaches’s outstanding shares of common stock); and (b) 100 shares of Series A Super Majority Voting Preferred Stock of Mango & Peaches, which will have the right to vote fifty-one percent (51%) of the total vote on all Mango & Peaches shareholder matters).
Mango and Peaches [Member]
Equity ownership percentage	100.00%																																														100.00%					100.00%
Amendment Letter [Member]
Cash payment	$ 160,684																																														$ 160,684					$ 160,684
Series B Preferred Stock [Member]
Shares issued																			500	300
Purchase price																															$ 4.15																																	$ 2.50
Number of shares sold																	250											250	500			1,000
Value of shares purchased																	$ 250,000											$ 250,000	$ 500,000
Value of shares issued																			$ 500,000	$ 300,000
Number of shares converted								300																200			190	140		50	135			355	150	155	50
Value of shares converted								$ 330,000																$ 220,000			$ 209,000	$ 154,000		$ 11,000	$ 148,500				$ 165,000	$ 170,500	$ 55,000
Common stock issued upon share conversion								220,000																93,299			66,923	47,903		2,245	35,779			128,243	54,187	55,993	18,062
Preferred stock, conversion price					$ 1.50			$ 1.50	$ 1.50		$ 1.50			$ 2.25										$ 2.36			$ 3.12	$ 3.21		$ 4.90	$ 4.1505			$ 3.045	$ 3.045	$ 3.045	$ 3.045																					$ 1.50	$ 1.50	$ 1.50	$ 1.50
Common stock issued for dividend																					28,067																																	28,067										28,067
Deemed dividend																																																						$ 70,168
Series B Preferred Stock [Member] | Third Closing Date [Member]
Number of shares sold																																750
Series C Preferred Stock [Member]
Purchase price																																																																		$ 20
Series A Preferred Stock [Member]
Preferred stock shares authorized																		100
Preferred stock voting rights																		equal to fifty-one percent (51%) of the total vote
Series B Convertible Preferred Stock [Member]
Number of shares converted		500			100				100		350			216
Value of shares converted		$ 550,000			$ 110,000				$ 110,000		$ 385,000			$ 237,600
Common stock issued upon share conversion		366,667			73,333				73,333		256,667			105,600
Preferred stock, conversion price		$ 1.50			$ 1.50			$ 1.50	$ 1.50		$ 1.50			$ 2.25																																													$ 1.50	$ 1.50	$ 1.50
Preferred stock shares authorized	6,000																				6,000																										6,000					6,000		6,000		6,000												6,000
Common Stock [Member]
Shares issued																																															709,676	432,121	305,555	63,333	40,000			345,000	[1]	350,000	[1]
Purchase price																																												$ 4.50
Proceeds from sale of common stock																																												$ 1,200,000
Number of shares sold																																												266,667
Net proceeds from initial public offering																																												$ 1,200,000
Value of shares purchased																																												$ 1,000,000.0
Warrant exercise price																			$ 2.59	$ 2.61
Value of shares issued						$ 93,731																																									$ 71	$ 43	$ 31	$ 6	$ 4			$ 34		$ 35
Common Stock [Member] | Jacob D. Cohen [Member]
Ownership percentage							49.00%
Common Stock [Member] | Jacob D. Cohen [Member]
Shares issued							4,892,906
Warrant [Member]
Value of shares issued
Warrant One [Member] | Third Closing Date [Member]
Warrants to purchase common stock																																66,667
Warrant exercise price																																$ 7.50
Warrant Two [Member] | Third Closing Date [Member]
Warrants to purchase common stock																																33,333
Warrant exercise price																																$ 15.00
Preferred Stock [Member] | Jacob D. Cohen [Member]
Shares issued							100
Underwriting Agreement [Member] | Warrant [Member]
Warrants to purchase common stock																																												18,667																									2,800
Warrant exercise price																																												$ 5.70																									$ 5.63
Underwriting Agreement [Member] | Boustead Securities LLC [Member]
Shares issued																																													266,667
Purchase price																																													$ 4.50
Securities Purchase Agreement [Member]
Warrants to purchase common stock																																																																	320,000
Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Shares issued																			50																							1,500
Number of shares sold																			500	300	50	100	250															100	150			500
Value of shares purchased	$ 50,000																		$ 500,000	$ 300,000	$ 50,000	$ 100,000	$ 250,000															$ 100,000	$ 150,000
Warrants to purchase common stock	50																		50																												50					50
Value of shares issued																			$ 50,000																							$ 1,650,000
Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Number of shares sold										100
Value of shares purchased										$ 100,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Warrant exercise price																			$ 2.59
Securities Purchase Agreement [Member] | Warrant [Member]
Warrants to purchase common stock	66,000																		660,000	396,000	60,000	132,000	330,000																			220,000					66,000					66,000		60,000
Warrant exercise price	$ 2.59																		$ 2.59	$ 2.61	$ 2.57	$ 2.57	$ 2.71									7.50															$ 2.59					$ 2.59		$ 2.57													$ 3.90
Warrants to purchase common stock																																										220,000																									220,000
Purchase price of warrants																																										$ 1,500,000
Aggregate amount for warrant																																										$ 500,000
Securities Purchase Agreement [Member] | Warrant One [Member]
Warrant exercise price																																$ 15.00
Equity Purchase Agreement [Member]
Shares issued																																				46,667	16,667				66,667	66,667
Purchase price																																				$ 7.20	$ 7.20
Value of shares issued																																				$ 337,915	$ 119,750				$ 25,000,000	$ 214,900
Share price																																										$ 3.22
Equity Purchase Agreement [Member] | Maximum [Member]
Value of shares issued																																										$ 25,000,000
IP Purchase Agreement [Member]
Value of shares purchased																																																						$ 27,000
Consideration amount																																								$ 20,000,000
Cumulative preferred stock description																																								(i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024
IP Purchase Agreement [Member] | Series C Preferred Stock [Member]
Shares issued																																								980,000
Purchase price																																								$ 20.00
Value of shares purchased																																																						$ 27,000
Value of shares issued																																								$ 19,600,000
Share price																																								$ 20.00
Consideration amount																																								$ 20,000,000
Cash payment																																								$ 400,000
Cumulative preferred stock description																																								(i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024
Greenfield Purchase Agreement [Member]
Shares issued																						515,000																		515,000
Consideration amount																						$ 1,344,150
Intramont IP Purchase Agreement [Member] | Series C Preferred Stock [Member]
Cumulative preferred stock description																																								(i) with $200,000 originally payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 originally payable on or before November 30, 2024
Series B Convertible Preferred Stock Designation [Member]
Conversion description												(a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment); (b) reduce the floor price set forth therein from $2.25 to $1.50 per share (subject to customary adjustments for stock splits); (c) remove the dividend rights set forth therein (except for standard participatory rights for dividends declared on the Company’s common stock)
Series B Convertible Preferred Stock Designation [Member] | Series B Designation [Member]
Conversion description												(a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment)(the “
IPO [Member]
Shares issued																																														83,333
Purchase price																																														$ 60.00
Proceeds from sale of common stock																																														$ 4,350,000
Net proceeds from initial public offering																																														$ 4,350,000
IPO [Member] | Common Stock [Member]
Warrants to purchase common stock																																												18,667
Warrant exercise price																																												$ 5.70
IPO [Member] | Warrant [Member]
Warrants to purchase common stock																																																																						5,833
Warrant exercise price																																																																						$ 75.00
Resale Prospectus [Member]
Shares issued																																														133,333
Purchase price																																														$ 15.00
Number of shares sold																																														317,667
Shares issuable upon exercise of warrants																																														133,333
Over-Allotment Option [Member] | Underwriters [Member]
Shares issued																																											40,000
Proceeds from sale of common stock																																											$ 160,000
Number of shares sold																																											306,667
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Boustead Securities LLC [Member]
Shares issued																																													40,000

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split.